Long-Term Debt - Additional Information (Details) - USD ($)				6 Months Ended		7 Months Ended
	Oct. 30, 2019	Sep. 26, 2019	Sep. 25, 2019	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2022	Mar. 27, 2023	Oct. 12, 2022	Sep. 18, 2019
Long-Term Debt
(Gain)/ Loss on debt extinguishment				$ 331,000	$ 154,000
Weighted average interest rate				8.40%	7.80%
Interest incurred				$ 17,590,000	$ 18,610,000
$250 Million Senior Unsecured Notes due 2019 (2019 Notes)
Long-Term Debt
Amount used to repay	$ 204,600,000
$675 million senior secured term loan facility ($675 Million Credit Facility)
Long-Term Debt
Line of credit facility, initiation date				Sep. 18, 2019
Debt instrument face value									$ 675,000,000.0
Amount drawn		$ 675,000,000	$ 675,000,000.0
Line of credit facility, prepayment date				October 12, 2022
$480 Million Senior Secured Term Loan Facility
Long-Term Debt
Debt repaid			$ 470,400,000
Supplemental Agreement to the $675 Million Credit Facility
Long-Term Debt
Line of credit facility, initiation date				Oct. 11, 2022
Voluntary prepayment								$ 18,730,000
(Gain)/ Loss on debt extinguishment				$ 2,072,000
Principal amount waived				2,195,000
Write-off of deferred financing fees				$ 123,000
Principal and interest repayments						$ 1,789,000
Lenders of $675 Million credit facility
Long-Term Debt
Line of credit facility, initiation date				Mar. 27, 2023
Line of credit facility, prepayment date				March 27, 2023
Voluntary prepayment				$ 31,300,000			$ 31,300,000
(Gain)/ Loss on debt extinguishment				154,000
Write-off of deferred financing fees				$ 154,000